Description of the Plan (Details) - EBP 044 - USD ($)			3 Months Ended					12 Months Ended
	Mar. 24, 2025	Dec. 31, 2008	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
EBP, Description of Plan [Line Items]
Vesting percentage of merged Plan	100.00%
Minimum age of qualified employee								18 years
Minimum age of plan participant eligible to make additional catch-up contributions								50 years
Company matching contribution percentage				65.00%	65.00%	80.00%	80.00%
Percentage of eligible employee compensation matched								6.00%
Vested account balance limit upon termination of employment								$ 1,000
Quarterly fee charged to terminated participants leaving accounts in Plan								$ 8.75
Vesting percentage in all employee contributions								100.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Company matching contribution percentage			80.00%
Percentage of eligible employee compensation matched			6.00%
Company Matching Contributions and RPC Allocations
EBP, Description of Plan [Line Items]
Quarterly vesting percentage of company contributions								5.00%
Service period for company contribution quarterly vesting								1 year 3 months
Service period for company contribution full vesting								6 years
Employer Contributions
EBP, Description of Plan [Line Items]
Minimum age of employees eligible for company matching contributions								18 years
Service period required of employees eligible for company matching contributions								1 year
RPCs
EBP, Description of Plan [Line Items]
Minimum age of employees eligible for company matching contributions								21 years
Percentage of compensation eligible for retirement plus contributions								1.50%	1.50%
Service period required of employees eligible for company matching contributions								1 year
Advantage Bonus and Advantage Allocations
EBP, Description of Plan [Line Items]
Service period required of employees eligible for company matching contributions		5 years
Minimum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation qualified employees may contribute								1.00%
Company matching contribution percentage								0.00%
Minimum | RPCs
EBP, Description of Plan [Line Items]
Percentage of compensation eligible for retirement plus contributions								0.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation qualified employees may contribute								75.00%
Company matching contribution percentage								120.00%
Maximum | RPCs
EBP, Description of Plan [Line Items]
Percentage of compensation eligible for retirement plus contributions								1.50%